Income tax expense - Movement in deferred tax assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income tax expense
At beginning of the financial year	$ 6,855	$ 6,720
Tax (charged)/credited to profit for the financial year	(4,801)	(254)	$ 593
Acquisition of subsidiary			5,919
Currency effects	(410)	389	208
At end of the financial year	$ 1,644	6,855	$ 6,720
Period of time within which deferred tax assets will be recoverable	5 years
Unutilised tax losses carried forward for which no deferred tax asset recognised	$ 7,100	9,000
Tax effect of unutilised tax losses carried forward for which no deferred tax asset recognised	$ 1,600	$ 2,000